Shareholders' Equity - Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock-based Compensation
Stock-based compensation expense	$ 91,387	$ 73,828	$ 56,139
Costs of revenues
Stock-based Compensation
Stock-based compensation expense	9,257	7,742	5,272
Sales and marketing
Stock-based Compensation
Stock-based compensation expense	20,790	15,496	10,793
Product development
Stock-based Compensation
Stock-based compensation expense	29,163	20,793	14,234
General and administrative
Stock-based Compensation
Stock-based compensation expense	$ 32,177	$ 29,797	$ 25,840